SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments

	Year ended December 31, 2019
	Steel	Mining	Inter- segment eliminations	Total
IFRS

Net sales	10,186,171	364,058	(357,411)	10,192,818
Cost of sales	(8,552,493)	(259,535)	359,588	(8,452,440)

Gross profit	1,633,679	104,523	2,177	1,740,378

Selling, general and administrative expenses	(885,146)	(12,330)	—	(897,475)
Other operating income, net	21,931	(268)	—	21,663

Operating income - IFRS	770,466	91,924	2,177	864,566

Management view
Net sales	10,230,650	417,619	(410,972)	10,237,297
Operating income	841,169	146,636	2,177	989,982
Reconciliation items:
Differences in Cost of sales				99,315
Effect of inflation adjustment (Note 4 (cc))				(224,731)

Operating income - IFRS				864,566

Financial income (expense), net				(98,969)
Equity in earnings (losses) of non-consolidated companies				60,967

Income before income tax expense - IFRS				826,564

Depreciation and amortization - IFRS	(612,744)	(48,368)	—	(661,112)

	Year ended December 31, 2018
	Steel	Mining	Inter- segment eliminations	Total
IFRS

Net sales	11,453,420	282,000	(280,613)	11,454,807
Cost of sales	(8,524,890)	(239,893)	281,455	(8,483,328)

Gross profit	2,928,530	42,107	842	2,971,479

Selling, general and administrative expenses	(860,881)	(15,883)	—	(876,764)
Other operating income, net	12,950	706	—	13,656

Operating income - IFRS	2,080,599	26,930	842	2,108,371

Management view
Net sales	11,723,883	333,892	(332,505)	11,725,270
Operating income	1,768,115	91,418	(6,213)	1,853,319
Reconciliation items:
Differences in Cost of sales				541,492
Effect of inflation adjustment (Note 4 (cc))				(286,440)

Operating income - IFRS				2,108,371

Financial income (expense), net				(179,576)
Equity in earnings (losses) of non-consolidated companies				102,772

Income before income tax expense - IFRS				2,031,567

Depreciation and amortization - IFRS	(537,885)	(51,415)	—	(589,299)
5.    SEGMENT INFORMATION (continued)

	Year ended December 31, 2017
	Steel	Mining	Inter- segment eliminations	Total
IFRS

Net sales	9,700,260	271,477	(271,441)	9,700,296
Cost of sales	(7,465,751)	(212,860)	275,586	(7,403,025)

Gross profit	2,234,509	58,617	4,145	2,297,271

Selling, general and administrative expenses	(811,487)	(12,760)	—	(824,247)
Other operating income, net	(17,011)	771	—	(16,240)

Operating income - IFRS	1,406,011	46,628	4,145	1,456,784

Management view
Net sales	9,700,260	287,152	(287,116)	9,700,296
Operating income	1,065,605	66,694	(1,291)	1,131,008
Reconciliation items:
Differences in Cost of sales				325,776

Operating income - IFRS				1,456,784

Financial income (expense), net				(165,090)
Equity in earnings (losses) of non-consolidated companies				68,115

Income before income tax expense - IFRS				1,359,809

Depreciation and amortization - IFRS	(424,529)	(49,770)	—	(474,299)

Disclosure of geographical areas

	Year ended December 31, 2019
	Mexico	Southern region	Other markets (2)	Total

Net sales	5,477,690	1,704,132	3,010,996	10,192,818

Non-current assets (1)	4,584,802	1,008,860	1,889,757	7,483,419

	Year ended December 31, 2018
	Mexico	Southern region	Other markets (2)	Total

Net sales	6,345,137	1,941,168	3,168,502	11,454,807

Non-current assets (1)	4,093,288	1,071,705	1,665,140	6,830,133

	Year ended December 31, 2017
	Mexico	Southern region	Other markets (2)	Total

Net sales	5,629,267	2,316,444	1,754,585	9,700,296

Non-current assets (1)	4,042,914	643,411	1,756,007	6,442,332
(1) Includes Property, plant and equipment and Intangible assets.
(2) Includes the assets related to the business acquisition disclosed in note 3.

Disclosure of products and services

	Year ended December 31,
	2019	2018	2017

Semi-finished (1)	51,496	103,099	123,752
Slabs	1,753,090	1,818,235	715,513
Hot rolled (2)	3,275,941	3,961,144	3,366,697
Cold rolled	1,165,406	1,264,940	1,321,663
Coated (3)	3,263,463	3,506,040	3,391,328
Roll-formed and tubular (4)	380,688	437,514	472,253
Other products (5)	302,734	363,835	309,090

TOTAL SALES	10,192,818	11,454,807	9,700,296

(1)	Semi-finished includes billets and round bars.

(2)	Hot rolled includes hot rolled flat products, merchant bars, reinforcing bars, stirrups and rods.

(3)	Coated includes tin plate and galvanized products.

(4)	Roll-formed and tubular includes tubes, beams, insulated panels, roofing and cladding, roof tiles, steel decks and pre-engineered metal building systems.

(5)	Other products include mainly sales of energy and pig iron.